CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Total Revenue	$ 498,286	$ 743,155	$ 640,256
Costs and Expenses
Cost of revenue	46,643	37,853	30,401
Traffic acquisition costs and media buy	285,962	432,943	372,601
Research and development	36,655	33,880	34,622
Selling and marketing	68,497	59,341	57,449
General and administrative	38,697	32,062	27,745	[1]
Change in fair value of contingent consideration	1,541	18,694	(3,816)	[1]
Depreciation and amortization	16,434	14,092	13,838
Restructuring costs and other charges	6,895	0	0
Total Costs and Expenses	501,324	628,865	532,840
Income (loss) from Operations	(3,038)	114,290	107,416
Financial income, net	18,520	20,951	4,502
Income before Taxes on Income	15,482	135,241	111,918
Taxes on income	2,868	20,278	14,439
Net Income	$ 12,614	$ 114,963	$ 97,479
Net Earnings per Share - Basic:	$ 0.27	$ 2.44	$ 2.17
Net Earnings per Share - Diluted:	$ 0.25	$ 2.3	$ 2.03
Weighted average number of shares – Basic:	47,281,588	47,128,232	44,871,149
Weighted average number of shares – Diluted:	49,555,777	50,073,985	48,071,638
Advertising Solutions [Member]
Revenue
Total Revenue	$ 335,550	$ 398,244	$ 360,690
Search Advertising [Member]
Revenue
Total Revenue	$ 162,736	$ 344,911	$ 279,566

[1]	Reflects reclassification in the amounts of $3,816 in 2022, that were incurred in connection with an acquisition from general and administrative to change in fair value of contingent consideration.